Fundamental Investors®
Investment portfolio
September 30, 2025
unaudited

Common stocks 97.88% Information technology 30.79%	Shares	Value (000)
Broadcom, Inc.	36,303,515	$11,976,893
Microsoft Corp.	18,487,542	9,575,622
NVIDIA Corp.	34,255,261	6,391,347
Taiwan Semiconductor Manufacturing Co., Ltd.	68,866,000	2,948,689
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	5,607,892	1,566,228
Micron Technology, Inc.	21,943,161	3,671,530
SK hynix, Inc.	8,891,538	2,202,209
KLA Corp.	1,401,651	1,511,821
Shopify, Inc., Class A, subordinate voting shares (a)	10,088,558	1,499,261
Strategy, Inc., Class A (a)	4,255,592	1,371,194
Apple, Inc.	5,153,792	1,312,310
Salesforce, Inc.	3,660,155	867,457
ASML Holding NV (ADR)	463,013	448,238
ASML Holding NV	405,236	393,983
Cloudflare, Inc., Class A (a)	2,935,685	629,969
AppLovin Corp., Class A (a)	702,409	504,709
Motorola Solutions, Inc.	1,043,917	477,373
Keysight Technologies, Inc. (a)	1,968,152	344,269
Applied Materials, Inc.	1,290,424	264,201
International Business Machines Corp.	800,000	225,728
Accenture PLC, Class A	841,684	207,559
Intel Corp. (a)	5,095,873	170,966
Procore Technologies, Inc. (a)	1,900,000	138,548
Adobe, Inc. (a)	350,731	123,720
Gartner, Inc. (a)	466,500	122,629
CDW Corp.	597,872	95,229
Crane NXT, Co.	1,067,053	71,567
		49,113,249
Industrials 14.15%
TransDigm Group, Inc.	2,775,111	3,657,652
General Aerospace Co.	6,331,698	1,904,701
United Rentals, Inc.	1,905,464	1,819,070
RTX Corp.	8,110,188	1,357,078
Rolls-Royce Holdings PLC	79,102,432	1,265,980
Ryanair Holdings PLC (ADR)	16,691,489	1,005,161
Ingersoll-Rand, Inc.	11,970,299	988,986
ITT, Inc. (b)	5,445,934	973,515
Boeing Co. (The) (a)	4,379,223	945,168
GE Vernova, Inc.	1,408,802	866,272
Carrier Global Corp.	12,632,696	754,172
Union Pacific Corp.	2,924,749	691,323
Quanta Services, Inc.	1,580,362	654,934
Northrop Grumman Corp.	902,196	549,726
Airbus SE, non-registered shares	2,064,429	478,447
Regal Rexnord Corp.	2,973,475	426,515
Fundamental Investors — Page 1 of 9

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
United Airlines Holdings, Inc. (a)	4,300,493	$414,998
XPO, Inc. (a)	2,658,613	343,679
Waste Connections, Inc.	1,806,463	317,576
Equifax, Inc.	1,225,697	314,428
DSV A/S	1,553,649	308,992
Lifco AB, Class B	8,968,067	302,733
Schneider Electric SE	998,223	278,459
FTAI Aviation, Ltd.	1,538,416	256,700
Dayforce, Inc. (a)	3,421,913	235,736
Loar Holdings, Inc. (a)	2,870,001	229,600
Comfort Systems USA, Inc.	274,004	226,103
Paychex, Inc.	1,657,830	210,147
Deere & Co.	398,581	182,255
3M Co.	974,517	151,226
Builders FirstSource, Inc. (a)	1,177,908	142,821
FedEx Corp.	483,033	113,904
Crane Co.	537,025	98,888
SS&C Technologies Holdings, Inc.	1,086,752	96,460
Honeywell International, Inc.	31,000	6,525
		22,569,930
Financials 10.79%
Visa, Inc., Class A	5,799,185	1,979,726
Apollo Asset Management, Inc.	10,482,616	1,397,018
JPMorgan Chase & Co.	3,783,274	1,193,358
Brookfield Corp., Class A	11,654,337	799,254
Mastercard, Inc., Class A	1,353,323	769,784
Fiserv, Inc. (a)	5,322,533	686,234
Aon PLC, Class A	1,710,242	609,838
Progressive Corp.	2,437,627	601,972
Ares Management Corp., Class A	3,668,676	586,585
Arthur J. Gallagher & Co.	1,889,246	585,175
Capital One Financial Corp.	2,546,871	541,414
Truist Financial Corp.	11,553,682	528,234
Blue Owl Capital, Inc., Class A	30,939,902	523,813
Citigroup, Inc.	4,944,660	501,883
Intercontinental Exchange, Inc.	2,977,647	501,674
Marsh & McLennan Cos., Inc.	2,452,444	494,241
Goldman Sachs Group, Inc.	612,924	488,102
KKR & Co., Inc.	3,669,757	476,885
OneMain Holdings, Inc. (b)	7,759,550	438,104
RenaissanceRe Holdings, Ltd.	1,446,042	367,193
Bank of America Corp.	6,588,827	339,918
BlackRock, Inc.	272,459	317,652
HDFC Bank, Ltd.	16,600,000	177,800
HDFC Bank, Ltd. (ADR)	3,949,446	134,913
Synchrony Financial	4,178,834	296,906
Citizens Financial Group, Inc.	4,588,119	243,904
Blackstone, Inc.	1,366,434	233,455
Wells Fargo & Co.	2,600,858	218,004
XP, Inc., Class A	10,327,142	194,047
Sampo Oyj, Class A	14,385,337	165,142
Brown & Brown, Inc.	1,745,217	163,684
CaixaBank SA, non-registered shares	15,038,322	157,948
UniCredit SpA	1,889,414	143,012
Fundamental Investors — Page 2 of 9

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Morgan Stanley	739,797	$117,598
Arch Capital Group, Ltd.	1,125,354	102,103
Charles Schwab Corp. (The)	611,905	58,419
Fidelity National Information Services, Inc.	575,155	37,926
Equitable Holdings, Inc.	391,980	19,905
Checkout Payments Group, Ltd., Class B (c)(d)	159,760	14,747
		17,207,570
Consumer discretionary 9.49%
Amazon.com, Inc. (a)	17,171,483	3,770,343
Royal Caribbean Cruises, Ltd.	4,573,268	1,479,818
MercadoLibre, Inc. (a)	551,488	1,288,794
Starbucks Corp.	11,765,246	995,340
Coupang, Inc., Class A (a)	29,790,882	959,266
Chipotle Mexican Grill, Inc. (a)	23,312,341	913,611
D.R. Horton, Inc.	4,832,017	818,882
Restaurant Brands International, Inc.	11,256,257	721,976
Booking Holdings, Inc.	118,971	642,357
Wynn Resorts, Ltd.	3,934,505	504,679
Flutter Entertainment PLC (a)	1,325,139	336,585
Norwegian Cruise Line Holdings, Ltd. (a)	12,535,390	308,747
Burlington Stores, Inc. (a)	1,178,941	300,040
Hilton Worldwide Holdings, Inc.	1,057,769	274,428
Evolution AB	3,089,523	253,807
Compagnie Financiere Richemont SA, Class A	1,121,143	213,511
Amadeus IT Group SA, Class A, non-registered shares	2,446,604	193,889
Home Depot, Inc.	434,090	175,889
LVMH Moet Hennessy-Louis Vuitton SE	281,193	171,835
Caesars Entertainment, Inc. (a)	5,987,659	161,816
Carvana Co., Class A (a)	395,086	149,042
B&M European Value Retail SA	40,039,390	140,923
Vail Resorts, Inc.	851,717	127,391
NIKE, Inc., Class B	1,526,147	106,418
YUM! Brands, Inc.	349,282	53,091
Tractor Supply Co.	923,150	52,500
Ferrari NV (EUR denominated)	58,274	28,160
		15,143,138
Communication services 8.50%
Alphabet, Inc., Class C	20,988,265	5,111,692
Alphabet, Inc., Class A	4,744,074	1,153,284
Meta Platforms, Inc., Class A	4,882,950	3,585,941
ROBLOX Corp., Class A (a)	8,455,224	1,171,218
Publicis Groupe SA	7,915,258	759,045
Netflix, Inc. (a)	509,831	611,247
Charter Communications, Inc., Class A (a)	1,388,158	381,889
T-Mobile US, Inc.	1,397,664	334,573
Electronic Arts, Inc.	1,220,412	246,157
Comcast Corp., Class A	4,452,974	139,912
Nintendo Co., Ltd.	675,300	58,472
		13,553,430
Fundamental Investors — Page 3 of 9

unaudited
Common stocks (continued) Consumer staples 7.98%	Shares	Value (000)
Philip Morris International, Inc.	35,422,408	$5,745,515
British American Tobacco PLC	50,320,365	2,671,166
British American Tobacco PLC (ADR)	548,806	29,131
Performance Food Group Co. (a)(b)	10,014,566	1,041,915
Nestle SA	8,996,704	825,814
Bunge Global SA	4,549,819	369,673
Mondelez International, Inc., Class A	4,878,015	304,730
Imperial Brands PLC	6,340,287	269,284
Keurig Dr Pepper, Inc.	10,533,527	268,710
Church & Dwight Co., Inc.	2,982,573	261,363
Altria Group, Inc.	3,707,774	244,935
Estee Lauder Cos., Inc. (The), Class A	2,000,000	176,240
Dollar Tree Stores, Inc. (a)	1,790,125	168,934
US Foods Holding Corp. (a)	1,800,000	137,916
Procter & Gamble Co.	861,292	132,337
Danone SA	696,676	60,658
Dollar General Corp.	133,700	13,818
		12,722,139
Health care 6.86%
Eli Lilly and Co.	2,479,028	1,891,498
UnitedHealth Group, Inc.	3,907,848	1,349,380
Amgen, Inc.	3,868,125	1,091,585
Thermo Fisher Scientific, Inc.	1,610,474	781,112
Alnylam Pharmaceuticals, Inc. (a)	1,604,154	731,494
AstraZeneca PLC	4,455,638	670,069
Vertex Pharmaceuticals, Inc. (a)	1,697,771	664,915
Abbott Laboratories	4,621,148	618,957
CVS Health Corp.	7,612,425	573,901
Jazz Pharmaceuticals PLC (a)	2,000,000	263,600
Molina Healthcare, Inc. (a)	1,286,696	246,222
EssilorLuxottica SA	752,074	243,700
Danaher Corp.	1,106,415	219,358
Bristol-Myers Squibb Co.	4,687,834	211,421
Mettler-Toledo International, Inc. (a)	164,015	201,346
Novo Nordisk AS, Class B	3,439,493	186,444
Zimmer Biomet Holdings, Inc.	1,853,722	182,592
Elevance Health, Inc.	391,000	126,340
Boston Scientific Corp. (a)	1,161,774	113,424
Illumina, Inc. (a)	1,174,725	111,564
Rede D’Or Sao Luiz SA	13,701,880	108,333
Humana, Inc.	400,921	104,308
Cooper Cos., Inc. (a)	1,354,585	92,870
McKesson Corp.	80,706	62,349
Regeneron Pharmaceuticals, Inc.	90,650	50,970
AbbVie, Inc.	186,739	43,237
		10,940,989
Materials 2.91%
Grupo Mexico, SAB de CV, Series B	106,915,100	932,453
Wheaton Precious Metals Corp.	6,796,772	760,151
Barrick Mining Corp.	19,690,289	645,251
Linde PLC	919,690	436,853
Glencore PLC	89,499,148	411,175
Royal Gold, Inc.	1,633,190	327,585
Fundamental Investors — Page 4 of 9

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
First Quantum Minerals, Ltd. (a)	12,386,452	$280,179
Lundin Mining Corp.	17,950,710	267,771
Air Products and Chemicals, Inc.	728,998	198,812
LyondellBasell Industries NV	4,020,959	197,188
Nucor Corp.	1,321,823	179,015
		4,636,433
Utilities 2.62%
Constellation Energy Corp.	3,548,255	1,167,624
FirstEnergy Corp.	20,878,882	956,670
Southern Co. (The)	7,250,825	687,161
CenterPoint Energy, Inc.	12,226,700	474,396
Brookfield Infrastructure Partners, LP	6,980,868	230,037
NiSource Inc.	4,709,008	203,900
Vistra Corp.	835,001	163,593
Sempra	1,511,144	135,973
PG&E Corp.	8,587,038	129,493
Atmos Energy Corp.	200,766	34,281
		4,183,128
Energy 2.43%
Canadian Natural Resources, Ltd. (CAD denominated)	35,568,297	1,137,306
ConocoPhillips	7,667,337	725,254
EOG Resources, Inc.	4,473,986	501,623
Cenovus Energy, Inc. (CAD denominated) (e)	24,838,181	421,733
EQT Corp.	5,701,653	310,341
TotalEnergies SE	4,267,953	259,208
Baker Hughes Co., Class A	4,533,330	220,864
Schlumberger NV	3,579,957	123,043
Viper Energy, Inc., Class A	2,519,367	96,290
Exxon Mobil Corp.	644,377	72,654
		3,868,316
Real estate 1.36%
Welltower, Inc. REIT	6,585,598	1,173,158
Extra Space Storage, Inc. REIT	2,453,180	345,751
Rexford Industrial Realty, Inc. REIT	5,802,340	238,534
Mid-America Apartment Communities, Inc. REIT	1,226,670	171,403
Alexandria Real Estate Equities, Inc. REIT	1,980,929	165,091
VICI Properties, Inc. REIT	2,389,900	77,935
		2,171,872
Total common stocks (cost: $74,375,615,000)		156,110,194
Preferred securities 0.37% Information technology 0.37%
Strategy, Inc., 9.00% perpetual convertible preferred shares	2,435,100	236,351
Strategy, Inc., Series A, junior subordinated perpetual bonds noncumulative preferred shares, 10.00%	2,666,900	209,912
Strategy, Inc., perpetual bonds cumulative preferred shares, 10.00% (e)	1,296,300	145,185
Total preferred securities (cost: $537,244,000)		591,448
Fundamental Investors — Page 5 of 9

unaudited
Convertible stocks 0.18% Information technology 0.18%	Shares	Value (000)
Strategy, Inc., 8.00% perpetual convertible preferred shares	2,029,615	$186,115
Microchip Technology, Inc., Series A, cumulative convertible preferred depositary shares, 7.50% 3/15/2028 (e)	1,600,000	94,448
Total convertible stocks (cost: $235,617,000)		280,563
Short-term securities 1.74% Money market investments 1.73%
Capital Group Central Cash Fund 4.17% (b)(f)	27,660,784	2,766,079
Money market investments purchased with collateral from securities on loan 0.01%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.05% (f)(g)	16,031,304	16,031
Total short-term securities (cost: $2,782,005,000)		2,782,110
Total investment securities 100.17% (cost: $77,930,481,000)		159,764,315
Other assets less liabilities (0.17)%		(276,013)
Net assets 100.00%		$159,488,302
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend or interest income (000)
Common stocks 1.54%
Industrials 0.61%
ITT, Inc.	$793,175	$—	$17,047	$6,362	$191,025	$973,515	$5,801
TransDigm Group, Inc. (h)	3,580,312	—	71,119	17,191	131,268	—	249,760
Regal Rexnord Corp. (h)	630,581	—	127,803	(46,509)	(29,754)	—	3,353
Dayforce, Inc. (a)(h)	698,204	—	425,538	(41,430)	4,500	—	—
						973,515
Financials 0.28%
OneMain Holdings, Inc.	405,614	—	1,106	133	33,463	438,104	24,224
Consumer staples 0.65%
Performance Food Group Co. (a)	849,052	—	2,244	776	194,331	1,041,915	—
Health care 0.00%
agilon health, Inc. (a)(i)	42,510	20,545	25,422	(365,866)	328,233	—	—
Total common stocks						2,453,534
Short-term securities 1.73%
Money market investments 1.73%
Capital Group Central Cash Fund 4.17% (f)	2,320,593	10,687,470	10,241,370	(262)	(352)	2,766,079	133,834
Total 3.27%				$(429,605)	$852,714	$5,219,613	$416,972
Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Checkout Payments Group, Ltd., Class B (c)	1/11/2022	$49,613	$14,747	0.01%

Fundamental Investors — Page 6 of 9

unaudited
(a)	Security did not produce income during the last 12 months.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(c)	Value determined using significant unobservable inputs.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)	All or a portion of this security was on loan.
(f)	Rate represents the seven-day yield at 9/30/2025.
(g)	Security purchased with cash collateral from securities on loan.
(h)	Affiliated issuer during the reporting period but no longer an affiliate at 9/30/2025. Refer to the investment portfolio for the security value at 9/30/2025.
(i)	Affiliated issuer during the reporting period but no longer held at 9/30/2025.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Fundamental Investors — Page 7 of 9

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of September 30, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$49,113,249	$—	$—	$49,113,249
Industrials	22,569,930	—	—	22,569,930
Financials	17,192,823	—	14,747	17,207,570
Consumer discretionary	15,143,138	—	—	15,143,138
Communication services	13,553,430	—	—	13,553,430
Consumer staples	12,722,139	—	—	12,722,139
Health care	10,940,989	—	—	10,940,989
Materials	4,636,433	—	—	4,636,433
Utilities	4,183,128	—	—	4,183,128
Energy	3,868,316	—	—	3,868,316
Real estate	2,171,872	—	—	2,171,872
Preferred securities	591,448	—	—	591,448
Convertible stocks	280,563	—	—	280,563
Short-term securities	2,782,110	—	—	2,782,110
Total	$159,749,568	$—	$14,747	$159,764,315

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
REIT = Real Estate Investment Trust
Fundamental Investors — Page 8 of 9

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP3-010-1125
Fundamental Investors — Page 9 of 9